Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Balances of Significant Transactions

The balances of significant transactions are set out in the following table:

		12.31.2018		12.31.2017

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	307	114	294	141
Petrochemical companies (associates)	90	7	59	16
Other associates and joint ventures	285	744	177	691
Subtotal	682	865	530	848
Brazilian government – Parent and its controlled entities
Government bonds	1,958	–	1,702	–
Banks controlled by the Brazilian Government	7,445	10,332	5,839	14,926
Receivables from the Electricity sector (note 8.4)	4,400	–	5,247	–
Petroleum and alcohol account - receivables from the Brazilian Government	307	–	251	–
Diesel Price Subsidy Program	400	–	–	–
Federal Government - dividends	–	324	–	–
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	–	144	–	–
Others	64	121	45	217
Subtotal	14,574	10,921	13,084	15,143
Pension plans	59	96	68	94
Total	15,315	11,882	13,682	16,085
Current	4,345	2,528	2,521	2,013
Non-Current	10,970	9,354	11,161	14,072
Total	15,315	11,882	13,682	16,085

The income/expenses of significant transactions are set out in the following table:

	2018	2017	2016
Joint ventures and associates
State-controlled gas distributors (joint ventures)	2,306	2,203	1,740
Petrochemical companies (associates)	3,762	3,847	3,578
Other associates and joint ventures	(896)	(633)	462
Subtotal	5,172	5,417	5,780
Brazilian government – Parent and its controlled entities
Government bonds	109	153	130
Banks controlled by the Brazilian Government	(902)	(1,466)	(3,073)
Electricity sector (note 8.4)	1,713	643	962
Petroleum and alcohol account - receivables from the Brazilian Government	92	1	5
Diesel Price Subsidy Program	1,559	–	–
Federal Government - dividends	3	–	–

Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(461)	–	–
Others	144	227	200
Subtotal	2,257	(442)	(1,776)
Pension plans	–	–	–
Total	7,429	4,975	4,004
Revenues, mainly sales revenues	8,733	7,517	6,652
Purchases and services	(2,239)	(1,588)	(94)
Foreign exchange and inflation indexation charges, net	(316)	239	(284)
Finance income (expenses), net	1,251	(1,193)	(2,270)
Total	7,429	4,975	4,004

Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers

The compensation of employees (including those occupying managerial positions) and officers in December 2018 and December 2017 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	Dec/2018	Dec/2017
Lowest compensation	973.00	964.52
Average compensation	4,961.00	5,591.00
Highest compensation	27,219.00	30,644.55

Compensation of highest paid Petrobras officer	30,659.00	35,964.15

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

The compensation of Executive Officers and Board Members of Petrobras parent company, which are based on the assumptions governed by the Secretariat of Management and Governance of the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST) and the Ministry of Mines and Energy , is set out as follows:

		Jan-Dec/2018			Jan-Dec/2017

	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	3.6	0.4	4.0	3.7	0.4	4.1
Social security and other employee-related taxes	1.0	–	1.0	1.0	–	1.0
Post-employment benefits (pension plan)	0.3	–	0.3	0.4	–	0.4
Variable compensation	1.4	–	1.4	–	–	–
Benefits due to termination of tenure	0.5	–	0.5	–	–	–
Total compensation recognized in the statement of income	6.8	0.4	7.2	5.1	0.4	5.5
Total compensation paid	4.9	0.4	5.3	5.1	0.4	5.5
Average number of members in the period (*)	7.92	10.08	18.00	7.92	9.00	16.92
Average number of paid members in the period (**)	7.92	6.00	13.92	7.92	5.75	13.67

(*) Monthly average number of members.

(**) Monthly average number of paid members.